Statements Of Income (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Statements
Sales of products and services	$ 138,022	$ 110,407
Less:
Value-added and other taxes on sales and services	(28,227)	(22,343)
Net operating revenues	109,795	88,064
Cost of Sales	(67,564)	(51,185)
Depreciation, depletion and amortization	(7,322)	(6,208)
Exploration, including exploratory dry holes	(1,852)	(1,342)
Impairment	(2)	(94)
Selling, general and administrative expenses	(7,513)	(6,502)
Research and development expenses	(1,032)	(736)
Other operating expenses	(2,636)	(3,747)
Total costs and expenses	(87,921)	(69,814)
Operating income	21,874	18,250
Equity in the results of non-consolidated companies	111	220
Financial income (Note 11)	3,250	1,479
Financial expenses (Note 11)	(657)	(1,263)
Monetary and exchange variation (Note 11)	(2,322)	311
Other taxes	(316)	(334)
Total	66	413
Income loss from continuing operations before income taxes minority interest and income loss from Equity Method Investments	21,940	18,663
Income taxes expenses (Note 3)
Current	(3,268)	(3,158)
Deferred	(1,839)	(1,872)
Total income tax expense	(5,107)	(5,030)
Net income for the period	16,833	13,633
Less: Net income (loss) attributable to the noncontrolling interests	198	(345)
Net income attributable to Petrobras	17,031	13,288
Net income applicable to each Petrobras class of shares
Common	9,717	7,683
Preferred	7,314	5,605
Total net income applicable to each Petrobras class of shares	$ 17,031	$ 13,288
Basic and diluted earnings per: (Note 14(c))
Common and Preferred Share	1.31	1.51
Common and Preferred ADS	2.62	3.02
Weighted average number of shares outstanding
Common	7,442,454,142	5,090,152,531
Preferred	5,602,042,788	3,713,832,071